Financial risk management - Schedule of credit facilities and funding programs (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) extension	Dec. 31, 2024 EUR (€)
Risk management
Utilized	€ 3,413	€ 3,887
Revolving Credit Facility
Risk management
Nominal	2,000
Utilized	0	0
EIB R&D Loan Facility
Risk management
Nominal	435
Utilized	0	0
Finnish Commercial Paper Programme
Risk management
Nominal	750
Utilized	0	0
Euro-Commercial Paper Programme
Risk management
Nominal	1,500
Utilized	0	0
Euro Medium Term Note Programme
Risk management
Nominal	5,000
Utilized	1,630	1,922
Credit facilities and funding program
Risk management
Utilized	1,630	€ 1,922
Revolving Credit Facility, June 2030
Risk management
Nominal	€ 1,500
Number of extension options | extension	2
Term of period (in years)	1 year
Revolving Credit Facilities, March 2027
Risk management
Nominal	€ 500
Term of period (in years)	1 year